Cash and cash equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Fair value of cash and cash equivalents	$ 2,366	$ 46
Undrawn borrowing facilities	11,100	12,800
Pledged cash	2,435	1,350
Non current restricted cash and cash equivalents	1,250	0
Current restricted cash and cash equivalents	1,185	1,350
Fair value of restricted cash and cash equivalents	2,435	1,350
Fair value of non current restricted cash and cash equivalents	1,250	0
Fair value of current restricted cash and cash equivalents	$ 1,185	$ 1,350